ASSETS AND LIABLITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABLITIES HELD FOR SALE
Schedule of material assets and liabilities reclassified to be held for sale

2023
Non-current Assets	$’000
Tangible Fixed Assets	2,725
Right of use assets	536
Assets held for sale	3,261

2023
Non-current liabilities	$’000
Mortgage Payable	1,532
Lease Liability	558
Liabilities held for sale	2,090